Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Federal deposit	$ 300,000
Minimum [Member] | Jaws Acquisition Corp [Member]
Federal deposit		$ 250,000